RICHARDSON & PATEL LLP
                        405 LEXINGTON AVENUE, 26TH FLOOR
                            NEW YORK, NEW YORK 10174
                                 (212) 907-6686
                            (212) 907-6687 FACSIMILE

                                                          June 6, 2006

VIA EDGAR

US Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

      Re: Syscan Imaging, Inc. - Post Effective Amendment No. 1 to Form SB-2 (Reg. No. 333-124313)

Ladies/Gentlemen:

      We hereby submit on behalf of our client, Syscan Imaging, Inc., Post-Effective Amenmdent No. 1 to Form SB-2. The purpose of this post-effective amendment is to comply with Section 10(a)(3) and Rule 427 of the Securities Act of 1933, as amended. The registration statement was initially declared effective by the SEC on July 7, 2005. Please feel free to contact us with any questions or comments you may have.

                                                          Very truly yours,

                                                          /s/ Jody R. Samuels

                                                          Jody R. Samuels